Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories amount	$ 548,058	$ 2,791,339	$ 1,566,314